Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operations
Net operating revenue	$ 7,518	$ 9,186	$ 14,487	$ 17,389
Cost of goods sold and services rendered	(4,212)	(5,173)	(8,490)	(9,874)
Gross profit	3,306	4,013	5,997	7,515
Operating expenses
Selling and administrative expenses	(124)	(110)	(239)	(220)
Research and evaluation expenses	(90)	(90)	(185)	(161)
Pre-operating and operational stoppage	(238)	(335)	(506)	(549)
Brumadinho event	(130)	(1,532)	(289)	(6,036)
Other operating expenses, net	(237)	(35)	(299)	(119)
Total	(819)	(2,102)	(1,518)	(7,085)
Impairment and disposal of non-current assets	(403)	(109)	(432)	(313)
Operating income	2,084	1,802	4,047	117
Financial income	135	122	242	219
Financial expenses	(585)	(751)	(1,110)	(1,559)
Other financial items, net	(35)	(99)	(1,902)	(94)
Equity results and other results in associates and joint ventures	(535)	(743)	(701)	(659)
Income (loss) before income taxes	1,064	331	576	(1,976)
Income taxes
Current tax	(326)	(366)	(673)	(613)
Deferred tax	181	(107)	1,177	772
Total	(145)	(473)	504	159
Net income (loss)	919	(142)	1,080	(1,817)
Loss attributable to noncontrolling interests	(76)	(9)	(154)	(42)
Net income (loss) attributable to Vale's stockholders	$ 995	$ (133)	$ 1,234	$ (1,775)
Common share
Basic and diluted earnings (loss) per share:
Common share (US$)	$ 0.19	$ (0.03)	$ 0.24	$ (0.34)